Interest in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Interest in associates and joint ventures	Interests in associates and joint ventures
Principal associates of the group
Business Growth Fund Group plc (‘BGF’) is a principal associate of the group. BGF is an independent company, established in 2011 to provide investment to growing small to medium-sized British businesses. BGF is backed by five of the UK’s main banking groups: Barclays, HSBC, Lloyds, RBS and Standard Chartered. At 31 Dec 2024, the group had a 24.62% interest in the equity capital of BGF. Share of Profit/(loss) in BGF is £27m (2023: £(6)m; 2022: £(22)m) and carrying amount of interest in BGF is £678m (2023: £652m; 2022: £673m).
Interests in joint ventures
A list of all associates is set out on page 185Structured entities
The group is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by the group or a third party.
Consolidated structured entities

Total assets of the group’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	£m	£m	£m	£m	£m
At 31 Dec 2024	1,882	168	4,159	248	6,457
At 31 Dec 2023	2,809	180	4,272	398	7,659
Conduits
The group has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.
At 31 December 2024, Solitaire, the group's principal SIC held £0.6bn of ABSs (2023: £0.8bn). It is currently funded entirely by commercial paper (‘CP’) issued to the group. At 31 December 2024, the group held £0.8bn of CP (2023: £1.0bn).
Multi-seller conduits
The group's multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, the group bears risk equal to transaction-specific facility offered to the multi-seller conduits, amounting to £3.0bn at 31 December 2024 (2023:£4.2bn). First loss protection is provided by the originator of the assets, and not by the group, through transaction-specific credit enhancements. A layer of loss protection is provided by the group in the form of programme-wide enhancement facilities.
Securitisations
The group uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically, and the structured entities issue debt securities to investors. Where synthetic securitisations are used, the credit risk associated with the loan portfolio of assets is transferred to the structured entities through loan portfolio financial guarantees.
HSBC managed funds
The group together with other HSBC entities has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, the group controls these funds.
Other
The group has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, the group is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by the group. The group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with the group’s interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities (£m)
0 – 400	1	128	934	11	1,074
400 – 1,500	—	39	711	1	751
1,500 – 4,000	—	17	264	—	281
4,000 – 20,000	—	17	119	—	136
20,000+	—	1	14	—	15
Number of entities at 31 Dec 2024	1	202	2,042	12	2,257

	£m	£m	£m	£m	£m
Total assets in relation to the group's interests in the unconsolidated structured entities	43	6,159	3,810	721	10,733
– trading assets	—	1	38	—	39
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	2,942	1,514	—	4,456
– loans and advances to customers	43	—	547	311	901
– financial investments	—	5	—	—	5
– assets held for sale	—	3,211	1,711	—	4,922
– other assets	—	—	—	410	410
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	—	6	—	—	6
Other off-balance sheet commitments	13	—	556	—	569
The group's maximum exposure at 31 Dec 2024	56	6,153	4,366	721	11,296

Total asset values of the entities (£m)
0 – 400	1	154	977	13	1,145
400 – 1,500	1	50	874	1	926
1,500 – 4,000	—	34	329	—	363
4,000 – 20,000	—	20	149	—	169
20,000+	—	1	8	—	9
Number of entities at 31 Dec 2023	2	259	2,337	14	2,612

	£m	£m	£m	£m	£m
Total assets in relation to the group’s interests in the unconsolidated structured entities	128	5,808	3,793	878	10,607
– trading assets	—	1	10	—	11
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	5,802	3,296	—	9,098
– loans and advances to customers	128	—	487	471	1,086
– financial investments	—	5	—	—	5
– assets held for sale	—	—	—	—	—
– other assets	—	—	—	407	407
Total liabilities in relation to the group‘s interests in the unconsolidated structured entities	—	5	—	—	5
Other off-balance sheet commitments	27	—	514	—	541
The group's maximum exposure at 31 Dec 2023	155	5,803	4,307	878	11,143

The maximum exposure to loss from the group’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
–For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
–For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying amount of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the group‘s exposure to loss.
Securitisations
The group has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, the group has investments in ABSs issued by third-party structured entities.
HSBC managed funds
The group together with other HSBC entities establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. The group, as fund manager, may be entitled to receive management and performance fees based on the assets under management. The group may also retain units in these funds.
Non-HSBC managed funds
The group purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
The group has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, the group enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
Group sponsored structured entities
The amount of assets transferred to and income received from such sponsored entities during 2024 and 2023 was not significant.
HSBC Bank plc’s subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Bank plc subsidiaries, joint ventures and associates, the registered office address and the effective percentage of equity owned at 31 December 2024 is disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares which are held by HSBC Bank plc or its subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC Bank plc unless otherwise indicated.
HSBC Bank plc's registered office address is:
HSBC Bank plc
8 Canada Square
London E14 5HQ
Subsidiaries
The undertakings below are consolidated by the group.

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		3, 10
AI Nominees (UK) Two Limited	100.00		3, 10
Assetfinance December (H) Limited	100.00		10
Assetfinance December (P) Limited	100.00		3, 10
Assetfinance December (R) Limited	100.00		10
Assetfinance June (A) Limited	100.00		10
Assetfinance March (B) Limited	100.00		11
Assetfinance March (F) Limited	100.00		10
Assetfinance September (F) Limited	100.00		10
Banco Nominees (Guernsey) Limited	100.00		12
Banco Nominees 2 (Guernsey) Limited	100.00		12
Banco Nominees Limited	100.00		13
Beau Soleil Limited Partnership	N/A		1, 14
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 15
Canada Crescent Nominees (UK) Limited (In Liquidation)	100.00		3, 16
CCF & Partners Asset Management Limited	100.00	(99.99)	10
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		2, 17
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	10
Charterhouse Management Services Limited	100.00	(99.99)	10
Charterhouse Pensions Limited	100.00		3, 10
COIF Nominees Limited	N/A		1, 3, 10
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 18
Dempar 1	100.00	(99.99)	5, 19
Eton Corporate Services Limited	100.00		12
Flandres Contentieux S.A.	100.00	(99.99)	5, 19
Foncière Elysées	100.00	(99.99)	5, 19
Griffin International Limited	100.00		10
HLF	100.00	(99.99)	5, 19
HSBC (BGF) Investments Limited	100.00		3, 10
HSBC Asset Finance (UK) Limited	100.00		3, 10
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		3, 10
HSBC Assurances Vie (France)	100.00	(99.99)	5, 20
HSBC Bank (General Partner) Limited	100.00		3, 21
HSBC Bank Bermuda Limited	100.00		3, 13
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 21
HSBC Bank Malta p.l.c.	70.03		22
HSBC Cayman Limited	100.00		23
HSBC Cayman Services Limited	100.00		23
HSBC Client Holdings Nominee (UK) Limited	100.00		3, 10
HSBC Client Nominee (Jersey) Limited	100.00		2, 3, 24
HSBC Continental Europe	99.99		3, 5, 19
HSBC Corporate Trustee Company (UK) Limited	100.00		3, 10
HSBC Custody Services (Guernsey) Limited	100.00		12
HSBC Equity (UK) Limited	100.00		3, 10
HSBC Europe B.V.	100.00		10
HSBC Factoring (France)	100.00	(99.99)	5, 19
HSBC Financial Services (Lebanon) S.A.L	99.83		25
HSBC Global Asset Management (Bermuda) Limited	100.00		4, 13
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	7, 26
HSBC Global Asset Management (France)	100.00	(99.99)	5, 20
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	27
HSBC Global Custody Nominee (UK) Limited	100.00		3, 10
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		3, 10
HSBC Institutional Trust Services (Bermuda) Limited	100.00		13

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
HSBC Insurance Services Holdings Limited (In Liquidation)	100.00		3, 16
HSBC Investment Bank Holdings Limited	100.00		3, 10
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		3, 10
HSBC Life (UK) Limited	100.00		3, 10
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	27
HSBC LU Nominees Limited	100.00		3, 10
HSBC Marking Name Nominee (UK) Limited	100.00		3, 10
HSBC Middle East Leasing Partnership	N/A		1, 28
HSBC Operational Services GmbH	100.00	(99.99)	7, 26
HSBC Overseas Nominee (UK) Limited	100.00		3, 10
HSBC PB Corporate Services 1 Limited	100.00		29
HSBC Pension Trust (Ireland) DAC	100.00		3, 30
HSBC PI Holdings (Mauritius) Limited	100.00		31
HSBC Preferential LP (UK)	100.00		3, 10
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	32
HSBC Private Bank (Suisse) SA	100.00		3, 33
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		29
HSBC Private Equity Investments (UK) Limited	100.00		10
HSBC Private Markets Management SARL	N/A		1, 2, 34
HSBC Property Funds (Holding) Limited	100.00		10
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 19
HSBC REIM (France)	100.00	(99.99)	5, 20
HSBC Securities (South Africa) (Pty) Limited	100.00		3, 35
HSBC Securities Services (Bermuda) Limited	100.00		13
HSBC Securities Services (Guernsey) Limited	100.00		12
HSBC Securities Services (Ireland) DAC	100.00		30
HSBC Securities Services (Luxembourg) S.A.	100.00		3, 32
HSBC Securities Services Holdings (Ireland) DAC	100.00		30
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 26
HSBC Services (France)	100.00	(99.99)	5, 19
HSBC SFT (C.I.) Limited	100.00		3, 12
HSBC Specialist Investments Limited	100.00		6, 10
HSBC Transaction Services GmbH	100.00	(99.99)	7, 26
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	36
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	26
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 26
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	7, 26
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 26
HSBC Trustee (C.I.) Limited	100.00		3, 29
HSBC Trustee (Guernsey) Limited	100.00		3, 12
HSIL Investments Limited	100.00		10
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	26
James Capel (Nominees) Limited	100.00		3, 10
James Capel (Taiwan) Nominees Limited	100.00		3, 10
Keyser Ullmann Limited	100.00	(99.99)	10
Midcorp Limited	100.00		3, 10
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		3, 10
Republic Nominees Limited	100.00		12
RLUKREF Nominees (UK) One Limited	100.00		3, 10
RLUKREF Nominees (UK) Two Limited	100.00		3, 10
S.A.P.C. - Ufipro Recouvrement	99.99		8, 19
Saf Baiyun	100.00	(99.99)	5, 19
Saf Guangzhou	100.00	(99.99)	5, 19
SCI HSBC Assurances Immo	100.00	(99.99)	8, 20
SFM	100.00	(99.99)	5, 19

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
SFSS Nominees (Pty) Limited	100.00		35
Sico Limited	100.00		38
SNC Les Oliviers D'Antibes	60.00	(59.99)	8, 20
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 19
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 19
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 19
Société Française et Suisse	100.00	(99.99)	5, 19
Somers Dublin DAC	100.00	(99.99)	30
Somers Nominees (Far East) Limited	100.00		13
Sopingest	100.00	(99.99)	5, 19
South Yorkshire Light Rail Limited	100.00		10
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 26
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 26
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.99)	7, 26
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 26
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 26
Valeurs Mobilières Elysées	100.00	(99.99)	5, 19
Woodex Limited	100.00		13

Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint Ventures	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
MK HoldCo Limited	50.32	2, 39
ProServe Bermuda Limited	50.00	40
The London Silver Market Fixing Limited	N/A	1 ,2, 3, 41

Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
BGF Group plc	24.62	42
Bud Financial Limited	4.50	4, 43
Divido Financial Services Limited (In Administration)	7.85	4, 44
Episode Six Inc.	5.69	4, 45
HQLAX S.à r.l.	6.10	4, 46
Lightico Ltd	2.80	4, 47
LiquidityMatch LLC	N/A	1, 48
London Precious Metals Clearing Limited	30.00	2, 3, 49
Marketnode PTE. Ltd.	12.60	4, 50
Quantexa Limited	9.36	4, 51
Threadneedle Software Holdings Limited	7.10	4, 52
Trade Information Network Limited	12.76	37
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	1, 26
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	2, 9

Footnotes
1
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

2
Management has determined that these undertakings are excluded from consolidation in the group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

3	Directly held by HSBC Bank plc
Description of shares
4	Preference Shares
5	Actions
6	Redeemable Preference Shares
7	GmbH Anteil
8	Parts
Registered offices
9	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
10	8 Canada Square, London, United Kingdom, E14 5HQ
11	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
12	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
13	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
14	1 Queen's Road Central, Hong Kong
15	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
16	c/o Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
17	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
18	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
19	38 avenue Kléber, Paris, France, 75116
20	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
21	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
22	116 Archbishop Street, Valletta, Malta, VLT1444
23	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
24	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
25	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street, PO Box Riad El Solh, Lebanon, 9597
26	Hansaallee 3, Düsseldorf, Germany, 40549
27	80 Mill Street, Qormi, Malta, QRM 3101
28	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
29	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
30	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
31	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
32	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, 1821
33	9-17 Quai des Bergues, Geneva, Switzerland, 1201
34	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
35	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
36	16 Boulevard d'Avranches, Luxembourg, L-1160
37	3 More London Riverside, London, United Kingdom, SE1 2AQ
38	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
39	35 Ballards Lane, London, United Kingdom, N3 1XW
40	c/o Mayfair Corporate Services Ltd., 26 Burnaby Street, Hamilton, Bermuda, HM11
41	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
42	13-15 York Buildings, London, United Kingdom, WC2N 6JU
43	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
44	c/o Interpath Ltd, 10 Fleet Place, London, United Kingdom, EC4M 7RB
45	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808

Registered offices
46	9 rue du Laboratoire, Grand Duchy of Luxembourg, Luxembourg, L-1911
47	121 HaHashmonaim St., Tel Aviv, Israel, 6713328
48	111 Town Square Place, Suite 840, Jersey City, New Jersey, United States of America, 07310
49	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
50	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
51	c/o Company Secretarial Department, 280 Bishopsgate, London, United Kingdom, EC2M 4AG
52	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN